Receivables for Equity Issued (Details Narrative)	Nov. 10, 2021 USD ($) $ / shares shares	Jul. 31, 2021 USD ($) $ / shares shares	Nov. 10, 2021 CAD ($) $ / shares shares	Jul. 31, 2021 CAD ($) $ / shares	Jun. 28, 2021 $ / shares	Jun. 28, 2021 $ / shares	Apr. 28, 2021 $ / shares	Apr. 28, 2021 $ / shares	Apr. 16, 2021 USD ($) $ / shares	Apr. 16, 2021 CAD ($) $ / shares	Mar. 30, 2021 USD ($) $ / shares	Mar. 30, 2021 $ / shares	Mar. 08, 2021 USD ($) $ / shares	Sep. 15, 2020 USD ($) $ / shares	Sep. 15, 2020 $ / shares
Debt instrument, principal amount	$ 1,184,549								$ 95,959	$ 120,000	$ 29,528		$ 89,198	$ 11,644
Exercise of warrants	12,176,667
Exercise price | (per share)									$ 0.10	$ 0.12	$ 0.10		$ 0.10	$ 0.09	$ 0.12
Options exercised	1,810,000		1,810,000
Stock options per share | (per share)						$ 0.30	$ 0.08	$ 0.10
Warrant [Member]
Exercise price | (per share)											$ 0.10	$ 0.08
Maximum [Member]
Stock options per share | (per share)	$ 0.12		$ 0.15
Maximum [Member] | Warrant [Member]
Exercise price | (per share)					$ 0.10	0.12
Minimum [Member]
Stock options per share | (per share)	$ 0.06		$ 0.08
Minimum [Member] | Warrant [Member]
Exercise price | (per share)					$ 0.08	$ 0.10
Promissory Note Current [Five Member]
Debt instrument, principal amount		$ 48,088		$ 60,000
Exercise of warrants		500,000
Exercise price | (per share)		$ 0.10		$ 0.12
Promissory Note Current [Six Member]
Debt instrument, principal amount		$ 144,261		$ 180,000
Exercise of warrants		1,500,000
Exercise price | (per share)		$ 0.10		$ 0.12
Promissory Note Current [Seven Member]
Debt instrument, principal amount		$ 96,174		$ 120,000
Exercise of warrants		1,000,000
Exercise price | (per share)		$ 0.10		$ 0.12
Promissory Note Current [Eight Member]
Debt instrument, principal amount		$ 19,235		$ 24,000
Exercise of warrants		200,000
Exercise price | (per share)		$ 0.10		$ 0.12
Promissory Note Current [Eight Member] | Chief Executive Officer [Member]
Debt instrument, principal amount		$ 226,971		$ 283,200
Exercise of warrants		2,360,000
Exercise price | (per share)		$ 0.10		$ 0.12
Promissory Note Current [Nine Member]
Debt instrument, principal amount	$ 189,680		$ 237,286
Exercise of warrants	1,416,667
Exercise price | (per share)	$ 0.10		$ 0.12
Promissory Note Current [Nine Member] | Maximum [Member] | Options Held [Member]
Options exercised	500,000		500,000
Stock options per share | (per share)	$ 0.12		$ 0.15
Stock options per share | (per share)	$ 0.06		$ 0.08
Promissory Note Current [Nine Member] | Minimum [Member] | Options Held [Member]
Options exercised	320,000		320,000
Promissory Note Current [Ten Member]
Debt instrument, principal amount	$ 95,924		$ 120,000
Exercise of warrants	1,000,000
Exercise price | (per share)	$ 0.10		$ 0.12
Promissory Note Current [Eleven Member]
Debt instrument, principal amount	$ 146,639		$ 193,443
Exercise of warrants	1,800,000
Exercise price | (per share)	$ 0.10		$ 0.12
Promissory Note Current [Eleven Member] | Warrant [Member]
Exercise of warrants	500,000
Exercise price | (per share)	$ 0.08		$ 0.10
Promissory Note Current [Eleven Member] | Options Held [Member]
Options exercised	320,000		320,000
Stock options per share | (per share)	$ 0.08		$ 0.10
Promissory Note Current [Twelve Member]
Debt instrument, principal amount	$ 34,846		$ 43,592
Promissory Note Current [Twelve Member] | Options Held [Member]
Options exercised	670,000		670,000
Stock options per share | (per share)	$ 0.06		$ 0.08
Promissory Note Current [Member]
Debt instrument, principal amount		$ 48,087		$ 60,000
Exercise of warrants		500,000
Exercise price | (per share)		$ 0.10		$ 0.12
Promissory Note Current One [Member]
Debt instrument, principal amount	$ 48,087	$ 48,087		$ 60,000
Exercise of warrants		500,000
Exercise price | (per share)		$ 0.10		$ 0.12
Promissory Note Current Two [Member]
Debt instrument, principal amount	48,087	$ 48,087		$ 60,000
Exercise of warrants		500,000
Exercise price | (per share)		$ 0.10		$ 0.12
Promissory Note Current Three [Member]
Debt instrument, principal amount	48,087	$ 24,044		$ 30,000
Exercise of warrants		250,000
Exercise price | (per share)		$ 0.10		$ 0.12
Promissory Note Current Four [Member]
Debt instrument, principal amount	$ 24,044	$ 14,426		$ 18,000
Exercise of warrants		150,000
Exercise price | (per share)		$ 0.10		$ 0.12